Unaudited Condensed Financial Information of the Parent Company (Details) - Schedule of Unaudited Parent Company Condensed Balance Sheets - Parent Company [Member] ¥ in Thousands, $ in Thousands		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
ASSETS
Investment in subsidiaries		¥ 165,937	$ 24,059	¥ 211,858
TOTAL ASSETS		165,937	24,059	211,858
SHAREHOLDERS’ EQUITY:
Ordinary shares (US$0.0000001 par value; 500,000,000,000 shares authorized; nil and 50,000,000 issued and outstanding as of December 31, 2021 and 2022, respectively*)	[1]
Additional paid-in capital		319,775	46,363	319,775
Accumulated deficit		(153,838)	(22,304)	(107,917)
TOTAL SHAREHOLDERS’ EQUITY		165,937	24,059	211,858
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		¥ 165,937	$ 24,059	¥ 211,858

[1]	Shares and per share data are presented on a retroactive basis to reflect the reorganization and the stock split as disclosed in NOTE 21.